Income Taxes (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Income Taxes [Abstract]
Combined federal and state rate used to estimate income tax benefit	38.00%
Loss carryforwards expiration period range	2022
Operating loss carryforwards	$ 18.9